Segments	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segments
Note 4 - Segments
During the years ended December 31, 2023 and December 31, 2022, we had a single reportable segment: our operations performed under our dayrate model (which includes rig charters and ancillary services). During the year ended December 31, 2021, we had two operating segments: operations performed under our dayrate model (which includes rig charters and ancillary services) and operations performed under the Integrated Well Services ("IWS") model. IWS operations were performed by our joint venture entities Opex and Akal.

On August 4, 2021, the Company executed a Stock Purchase Agreement for the sale of the Company's 49% interest in each of Opex and Akal, representing the Company's disposal of the IWS operating segment (see Note 7 - Equity Method Investments).

Our Chief Operating Decision Maker (our Board of Directors) reviews financial information provided as an aggregate sum of assets, liabilities and activities that exist to generate cash flows, by our operating segments.
The following presents information by segment for the year ended December 31, 2023:

(In $ millions)	Dayrate	Reconciling items(2)	Consolidated total
Dayrate revenue	954.2	(312.2)	642.0
Related party revenue	—	129.6	129.6
Gain on disposals	—	0.6	0.6
Rig operating and maintenance expenses	(665.2)	305.9	(359.3)
Depreciation of non-current assets	(115.5)	(1.9)	(117.4)
General and administrative expenses	—	(45.1)	(45.1)
Income from equity method investments	—	4.9	4.9
Operating income including equity method investment	173.5	81.8	255.3

Total assets	3,401.0	(320.9)	3,080.1
The following presents information by segment for the year ended December 31, 2022:

(In $ millions)	Dayrate	Reconciling items(2)	Consolidated total
Dayrate revenue	600.0	(241.3)	358.7
Related party revenue	—	85.1	85.1
Gain on disposals	—	4.2	4.2
Rig operating and maintenance expenses	(501.2)	236.3	(264.9)
Depreciation of non-current assets	(114.9)	(1.6)	(116.5)
Impairment of non-current assets	(131.7)	—	(131.7)
General and administrative expenses	—	(36.8)	(36.8)
Income from equity method investments	—	1.2	1.2
Operating (loss)/income including equity method investment	(147.8)	47.1	(100.7)

Total assets	3,287.9	(286.2)	3,001.7

The following presents information by segment for the year ended December 31, 2021:

(In $ millions)	Dayrate	IWS (1)	Reconciling items(2)	Consolidated total
Dayrate revenue	205.8	301.6	(301.6)	205.8
Related party revenue	39.5	—	—	39.5
Intersegment revenue	88.5	—	(88.5)	—
Gain on disposals	—	—	1.2	1.2
Rig operating and maintenance expenses	(339.7)	(186.3)	345.5	(180.5)
Intersegment expenses	—	(88.5)	88.5	—
Depreciation of non-current assets	(117.6)	—	(2.0)	(119.6)
General and administrative expenses	—	—	(34.7)	(34.7)
Income from equity method investments	—	—	16.1	16.1
Operating (loss)/income including equity method investment	(123.5)	26.8	24.5	(72.2)

Total assets	3,277.6	—	(197.3)	3,080.3

(1) Financial information presented for the IWS operating segment covers the period up to disposal, on August 4, 2021.

(2) General and administrative expenses and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income/(loss) and are included in "Reconciling items". The full operating results included above for our equity method investments are not included within our consolidated results and thus are deducted under "Reconciling items" and replaced with our Income/(loss) from equity method investments (see Note 7 - Equity Method Investments).
Geographic data
Revenues are attributed to geographical location based on the country of operations for drilling activities, and thus the country where the revenues are generated.

The following presents our revenues by geographic area:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
South East Asia	233.0	154.5	99.5
Mexico	191.2	95.9	39.5
West Africa	168.6	106.9	30.7
Middle East	147.8	37.7	—
Europe	31.0	48.8	75.6
Total	771.6	443.8	245.3
The following presents the net book value of our jack-up rigs by geographic area(1):

	As of December 31,
(In $ millions)	2023	2022
Mexico	815.4	675.5
South East Asia	673.4	832.5
Middle East	553.0	481.2
West Africa	444.8	507.0
Europe	91.7	92.9
Total	2,578.3	2,589.1
(1) The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenue or operating profits generated by such assets during the associated periods.
Major customers
The following customers accounted for more than 10% of our dayrate revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2023	2022	2021
Perfomex	17%	14%	11%
Saudi Arabian Oil Company	14%	4%	—%
Eni Congo S.A.	14%	10%	—%
PTT Exploration and Production Public Company Limited	5%	11%	24%
CNOOC Petroleum Europe Limited	—%	—%	16%
Total	50%	39%	51%